Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Raw materials and consumables	81.6	82.9
Work in progress	50.7	41.0
Finished goods and goods for resale	210.2	183.0
Total inventories	342.5	306.9